2011 DEBT SETTLEMENT TRANSACTION	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
2011 DEBT SETTLEMENT TRANSACTION

NOTE 13 – 2011 DEBT SETTLEMENT TRANSACTION

In March 2011, the Company initiated an offering to raise funds to repay approximately $1,960,000 of existing debt obligations of AbTech that were then due or would become due during 2011 (the “Targeted Notes”). Investors in the offering (“New Investors”) were given the option to either purchase a portion of the Targeted Notes and convert it immediately to ABHD common stock, or buy new convertible notes from ABHD (the “New Notes”) that would convert to ABHD common stock. The intended objective was to complete the transactions with the same net effect as if all the Targeted Notes were converted by their terms to ABHD common stock. Accordingly, the conversion rate given New Investors for conversion of either the purchased Targeted Notes or the New Notes was a blended rate of approximately $0.57 per share. The Company received $747,100 from New Investors interested in purchasing Targeted Notes. These funds were forwarded to the Targeted Note Holders to purchase the Targeted Notes. The New Investors subsequently converted the purchased Targeted Notes to 1,320,454 shares of ABHD common stock.

In addition, during 2011, the Company received $975,000 from New Investors interested in buying New Notes. From these proceeds the Company repaid approximately $604,100 of outstanding debt and used the balance of the funds for operating capital. The New Notes were all automatically converted to shares of ABHD common stock resulting in the issuance of 1,723,255 shares of common stock by the Company.

Due to the beneficial conversion feature implied in these transactions, at the time of each investment by a New Investor, the applicable Targeted Notes or New Notes were discounted by the lesser of: (i) the intrinsic value of the beneficial conversion feature, or (ii) the proceeds realized from the New Investor. These discounts aggregated $1,620,955 and were charged to additional paid in capital and interest expense. The Targeted Notes that were purchased by New Investors and the New Notes issued to New Investors were converted by the New Investors into shares of ABHD common stock during the second quarter of 2011 and upon such conversion the discounts were charged to income as interest expense.